INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－15 INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Income tax current year	-	-	10
Over provision for previous years	-	(310)	(50)
Deferred tax	-	-	(13)

Income tax benefit	-	(310)	(53)

The effective tax rate in the financial years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

BVI

MWE is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Multi Ways SG is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore for its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2025, 2024 and 2023 are as follows:

	Financial Years ended December 31,
	2025		2024		2023
	US$’000	Effective tax rate	US$’000	Effective tax rate	US$’000	Effective tax rate

(Loss)/Income before income taxes	(433)		(3,164)		1,686
Statutory income tax rate	17%		17%		17%
Income tax expense at statutory rate	(73)	17.00%	(538)	17.00%	287	17.00%
Tax effect of non-taxable income	(46)	10.62%	(164)	5.18%	(443)	-26.28%
Tax effect of non-deductible items	69	-15.94%	236	-7.46%	156	9.25%
Effect of lower tax rate in foreign jurisdictions	76	-17.55%	324	-10.24%	-
Tax refund	-		-		(49)	-2.91%
Tax holiday	-		-		3
Unrecognized deferred tax assets	(39)	9.02%	142	-4.49%	-
Overprovision in prior years	-		(310)	9.80%	-
Other	13	-3%	-		(7)	-0.42%

Income tax (benefit)	-	0.00%	(310)	9.80%	(53)	-3.14%

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2025 and 2024:

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Deferred tax asset:
Accelerated depreciation	11	11	11
Net operating loss carry forward	103	142	-

Total deferred tax assets	114	153	11
Less: Valuation allowance(1)	(103)	(142)	-

Net deferred tax assets	11	11	11

(1)	As of December 31, 2025, the Company determined that it is more likely than not that these deferred tax assets will not be realized. Accordingly, valuation allowance on net operating loss carryforward was provided.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2025, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.